Combined and Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] USD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021	[1]	$ 1,325	$ 28,696,900	$ (3,457,643)	$ (24,749,903)	$ 490,679
Balance, shares at Dec. 31, 2021 | shares	[1]	13,250,000
Foreign currency translation adjustment				27,526		27,526
Net (income) loss for the year					814,727	814,727	$ 1,123,265
Balance at Dec. 31, 2022		$ 1,325	28,696,900	(3,430,117)	(23,935,176)	1,332,932
Balance, shares at Dec. 31, 2022 | shares	[1]	13,250,000
Foreign currency translation adjustment				28,468		28,468
Net (income) loss for the year					237,499	237,499	318,913
Balance at Dec. 31, 2023		$ 1,325	28,696,900	(3,401,649)	(23,697,677)	1,598,899	$ 2,105,576
Balance, shares at Dec. 31, 2023 | shares	[1]	13,250,000
Foreign currency translation adjustment				(42,903)		(42,903)
Net (income) loss for the year					(1,666,195)	(1,666,195)
Proceeds from initial public offering, net of expenses		$ 144	3,553,967			3,554,111
Proceeds from initial public offering, net of expenses, shares | shares	[1]	1,437,500
Balance at Dec. 31, 2024		$ 1,469	$ 32,250,867	$ (3,444,552)	$ (25,363,872)	$ 3,443,912
Balance, shares at Dec. 31, 2024 | shares	[1]	14,687,500

[1]	The shares amounts are presented on a retroactive basis.